COVER LETTER

Leonard  E. Neilson
A  PROFESSIONAL  CORPORATION

LEONARD E. NEILSON	8160 South Highland Drive, Suite 104
Attorney at Law	Sandy, Utah 84093
Telephone: (801) 733-0800
Fax: (801) 733-0808
E-mail: LNeilsonLaw@aol.com

September 8, 2010

Securities and Exchange Commission
Office of Document Control
100 F Street NE
Washington, D.C. 20549

VIA:  EDGAR

Re:	Protect Pharmaceutical Corporation
File No.  000-31199
Amendment No. 1 to Form 10-Q (for the period ended June 30, 2010)

To Whom It May Concern:

Please find herewith transmitted by EDGAR, the Amendment No. 1 to Form 10-Q filed on behalf of Protect Pharmaceutical Corporation for the quarterly period ended June 30, 2010.

Please direct all correspondences concerning this filing and Protect Pharmaceutical Corporation to this office.

Yours truly,

Leonard E. Neilson

:ae
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